SCHEDULE OF DEPRECIATION EXPENSE (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation of property, plant and equipment (per above)		$ 371,042	$ 322,164
“Research expenses” (Note 21)		(174,146)	(212,322)
Total	$ 153,119	$ 196,896	$ 109,842	$ 101,866